LEASES (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Schedule of Lease Cost / Lease Term and Discount Rates
The components of lease cost for operating leases for the years ended December 31, 2024, 2023 and 2022 were as follows:

In millions	2024	2023	2022
Operating lease cost	$125	$121	$113
Short-term lease cost	5	4	4
Variable lease cost	37	39	39
Less: Sublease income [1]	4	4	12
Total lease cost	$163	$160	$144
1.Reflects income associated with subleases, not inclusive of all lessor arrangements disclosed below.

Lease Term and Discount Rate for Operating Leases	December 31, 2024	December 31, 2023
Weighted-average remaining lease term (years)	7.8	8.5
Weighted-average discount rate	3.78%	3.55%

Schedule of Supplemental Balance Sheet Information	Supplemental balance sheet information related to leases was as follows:

In millions	December 31, 2024	December 31, 2023
Operating Leases
Operating lease right-of-use assets [1]	$403	$484
Current operating lease liabilities [2]	84	97
Noncurrent operating lease liabilities [3]	322	390
Total operating lease liabilities	$406	$487
1.Included in "Deferred charges and other assets" in the Consolidated Balance Sheets.
2.Included in "Accrued and other current liabilities" in the Consolidated Balance Sheets.
3.Included in "Other noncurrent obligations" in the Consolidated Balance Sheets.

Schedule of Maturity of Lease Liabilities
Maturities of lease liabilities were as follows:

Maturity of Lease Liabilities at December 31, 2024	Operating Leases
In millions
2025	$97
2026	76
2027	61
2028	44
2029	34
2030 and thereafter	157
Total lease payments	$469
Less: Interest	63
Present value of lease liabilities	$406